Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000205376 | Apple8660596
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205376 | Microsoft8661399
Holdings [Line Items]
Percent of Total Investments	6.60%
C000205376 | NVIDIA8661484
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205376 | Amazon.com8660551
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205376 | Meta Platforms8661379
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205376 | Berkshire Hathaway8660657
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205376 | Alphabet8660544
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205376 | Broadcom8660681
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205376 | Tesla8661769
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205376 | Alphabet8660546
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205376 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000205376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000205376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000205376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000205376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000205375 | Apple8660422
Holdings [Line Items]
Percent of Total Investments	9.60%
C000205375 | Microsoft8660572
Holdings [Line Items]
Percent of Total Investments	8.80%
C000205375 | NVIDIA8660589
Holdings [Line Items]
Percent of Total Investments	8.00%
C000205375 | Amazon.com8660408
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205375 | Broadcom8660454
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205375 | Meta Platforms8660566
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205375 | Netflix8660586
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205375 | Costco Wholesale8660487
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205375 | Tesla8660644
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205375 | Alphabet8660401
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205375 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000205375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205375 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205375 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000205375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000205375 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205375 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000210451 | Global X Russell 2000 ETF8660686
Holdings [Line Items]
Percent of Total Investments	105.90%
C000210451 | CinCor Pharma CVR8660696
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Inhibrx CVR8660704
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Novartis CVR8660706
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Pulse Biosciences8660709
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Cartesian Therapeutics CVR8660693
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8660699
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR8660701
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Russell 2000 Index8660690
Holdings [Line Items]
Percent of Total Investments	(6.10%)
C000210451 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	105.90%
C000210451 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000210451 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210451 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221195 | Apple8661483
Holdings [Line Items]
Percent of Total Investments	9.20%
C000221195 | Microsoft8661637
Holdings [Line Items]
Percent of Total Investments	8.50%
C000221195 | NVIDIA8661655
Holdings [Line Items]
Percent of Total Investments	7.70%
C000221195 | Amazon.com8661469
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221195 | Broadcom8661511
Holdings [Line Items]
Percent of Total Investments	4.30%
C000221195 | Meta Platforms8661627
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221195 | Netflix8661652
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221195 | Costco Wholesale8661545
Holdings [Line Items]
Percent of Total Investments	3.10%
C000221195 | Tesla8661711
Holdings [Line Items]
Percent of Total Investments	3.00%
C000221195 | Alphabet8661463
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221195 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000221195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000221194 | Apple8661868
Holdings [Line Items]
Percent of Total Investments	7.00%
C000221194 | Microsoft8662630
Holdings [Line Items]
Percent of Total Investments	6.40%
C000221194 | NVIDIA8662733
Holdings [Line Items]
Percent of Total Investments	5.80%
C000221194 | Amazon.com8661822
Holdings [Line Items]
Percent of Total Investments	3.80%
C000221194 | Meta Platforms8662610
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221194 | Berkshire Hathaway8661934
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221194 | Alphabet8661813
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221194 | Broadcom8661954
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221194 | Tesla8662972
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221194 | Alphabet8661816
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221194 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000221194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000221194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000221194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000228848 | Apple8663537
Holdings [Line Items]
Percent of Total Investments	9.60%
C000228848 | Microsoft8663712
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228848 | NVIDIA8663735
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228848 | Amazon.com8663521
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228848 | Broadcom8663568
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228848 | Meta Platforms8663700
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228848 | Netflix8663731
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228848 | Costco Wholesale8663605
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228848 | Tesla8663805
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228848 | Alphabet8663515
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228848 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000228848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000228848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000228848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000228848 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228854 | Apple8662107
Holdings [Line Items]
Percent of Total Investments	7.20%
C000228854 | Microsoft8662913
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228854 | NVIDIA8663011
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228854 | Amazon.com8662068
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228854 | Meta Platforms8662892
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228854 | Berkshire Hathaway8662166
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228854 | Alphabet8662061
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228854 | Broadcom8662190
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228854 | Tesla8663278
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228854 | Alphabet8662064
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228854 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000228854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000228854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000228854 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234113 | Goldman Sachs Group8664152
Holdings [Line Items]
Percent of Total Investments	8.60%
C000234113 | UnitedHealth Group8664205
Holdings [Line Items]
Percent of Total Investments	6.40%
C000234113 | Microsoft8664182
Holdings [Line Items]
Percent of Total Investments	6.20%
C000234113 | Home Depot8664156
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234113 | Sherwin-Williams8664200
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234113 | Visa8664213
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234113 | McDonald's8664175
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234113 | Caterpillar8664138
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234113 | Amgen8664127
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | Salesforce8664198
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234113 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000234113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000234113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000234113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000238169 | Global X Russell 2000 ETF8664231
Holdings [Line Items]
Percent of Total Investments	102.90%
C000238169 | Cboe Mini-Russell 2000 Index8664235
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238169 | Russell 2000 Index8664240
Holdings [Line Items]
Percent of Total Investments	(2.90%)
C000238169 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000238169 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000234112 | Technology Select Sector SPDR Fund8664211
Holdings [Line Items]
Percent of Total Investments	55.70%
C000234112 | Apple8664236
Holdings [Line Items]
Percent of Total Investments	7.10%
C000234112 | Microsoft8664353
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234112 | NVIDIA8664368
Holdings [Line Items]
Percent of Total Investments	5.90%
C000234112 | Broadcom8664247
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234112 | Salesforce8664394
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234112 | Palantir Technologies8664379
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234112 | Cisco Systems8664257
Holdings [Line Items]
Percent of Total Investments	1.30%
C000234112 | Oracle8664375
Holdings [Line Items]
Percent of Total Investments	1.30%
C000234112 | International Business Machines8664321
Holdings [Line Items]
Percent of Total Investments	1.30%
C000234112 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000234112 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000234112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000243329 | Goldman Sachs Group8664297
Holdings [Line Items]
Percent of Total Investments	8.40%
C000243329 | UnitedHealth Group8664351
Holdings [Line Items]
Percent of Total Investments	6.30%
C000243329 | Microsoft8664325
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243329 | Home Depot8664301
Holdings [Line Items]
Percent of Total Investments	5.50%
C000243329 | Sherwin-Williams8664344
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243329 | Visa8664358
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243329 | McDonald's8664318
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243329 | Caterpillar8664281
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243329 | Amgen8664270
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243329 | Salesforce8664341
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243329 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243329 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000243329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000243329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000243329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000243329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000249080 | Global X S&P 500 Quality Dividend ETF8664427
Holdings [Line Items]
Percent of Total Investments	105.70%
C000249080 | Global X S&P 500 Quality Dividend ETF8664423
Holdings [Line Items]
Percent of Total Investments	(5.70%)
C000249080 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	105.70%
C000249080 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000249082 | Global X MLP & Energy Infrastructure ETF8664409
Holdings [Line Items]
Percent of Total Investments	101.40%
C000249082 | Global X MLP & Energy Infrastructure ETF8664413
Holdings [Line Items]
Percent of Total Investments	(1.70%)
C000249082 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000249082 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)